Financial Risk Management - Schedule of Assets and Liabilities Measured at Fair Value (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial liabilities
Derivatives used for hedging	S/ 1,723,108	S/ 2,139,714
Level 2 of fair value hierarchy [member] | Derivatives used for hedging [member]
Financial liabilities
Derivatives used for hedging	S/ 52	S/ 61